Cash and cash equivalents and financial assets, Cash and cash equivalents (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2019 CHF (SFr) $ / SFr € / SFr Deposit	Dec. 31, 2018 CHF (SFr) $ / SFr € / SFr	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 193,587	SFr 156,462	SFr 124,377	SFr 152,210
Number of deposits in escrow accounts | Deposit	2
Deposits in escrow accounts	SFr 304	304
CHF [Member]
Cash and cash equivalents [Abstract]
Cash and cash equivalents	158,173	126,218
EUR [Member]
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 10,169	SFr 11,471
Translation rate into CHF | € / SFr	1.096	1.125
USD [Member]
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 25,245	SFr 18,773
Translation rate into CHF | $ / SFr	0.978	0.983